Net Loss Per Share - Schedule of Net Loss Per Share, Basic and Diluted (Q3) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator
Net loss attributable to common stockholders	$ (8,988)	$ (9,139)	$ (14,240)	$ (15,704)	$ (17,072)	$ (36,687)	$ (32,367)	$ (69,463)	$ (54,573)	$ (80,107)
Denominator:
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic (in shares)	30,113,407			29,829,577			30,016,079	27,671,310	28,244,825	14,762,120
Weighted-average shares used in computing net loss per share attributable to common stockholders, diluted (in shares)	30,113,407			29,829,577			30,016,079	27,671,310	28,244,825	14,762,120
Net loss per share attributable to common stockholders, basic (in dollars per share)	$ (0.3)			$ (0.53)			$ (1.08)	$ (2.51)	$ (1.93)	$ (5.43)
Net loss per share attributable to common stockholders, diluted (in dollars per share)	$ (0.3)			$ (0.53)			$ (1.08)	$ (2.51)	$ (1.93)	$ (5.43)